REVENUE, OTHER INCOME AND GAINS - Transaction Price Composition - Janssen (Details) - Janssen - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Total	$ 760,000	$ 685,000
Upfront Payment
Disclosure of performance obligations [line items]
Total	350,000	350,000
Milestones
Disclosure of performance obligations [line items]
Total	$ 410,000	$ 335,000